GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 East Orchard Road

Greenwood Village, Colorado 80111

May 2, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Great-West Life & Annuity Insurance Company
COLI VUL-4 Series Account (“Account”)
File Nos. 333-145333, 811-22105
Rule 497(j) Certification

Ladies and Gentlemen:

Pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.

the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post Effective Amendment No. 1 to the Account’s registration statement on Form N-6, the most recent amendment to the Account’s registration statement; and

2.

the text of Post Effective Amendment No. 1 to the Account’s registration statement on Form N-6 was filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 25, 2008.

If you should require any additional information regarding the foregoing, please contact me at (303) 737-3821.

COLI VUL-4 Series Account of Great-West Life & Annuity Insurance Company

(Registrant)

By: /s/ Julie J. Collett

Julie J. Collett

Senior Counsel